Earnings per share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings per share
11. Earnings per share
Basic profit/(loss) per share is calculated by dividing the profit/(loss) attributable for the year to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is based on dividing the profit attributable for the year, adjusted for the effect of diluted ordinary shares, by ordinary share equivalents, which includes the weighted average number of ordinary shares outstanding and the effect of dilutive ordinary share equivalents.

	Year ended December 31,
	2021	2020	2019
Numerator – Basic earnings per share (£’000s):
Profit/(loss) attributable to equity holders of the parent	12,725	(163,628)	(34,844)

Denominator – Basic earnings per share:
Weighted average number of ordinary shares	527,818,648	338,953,141	89,424,476
Profit/(loss) per share – basic (£)	0.02	(0.48)	(0.39)

Numerator – Diluted earnings per share (£’000s):
Profit/(loss) attributable to equity holders of the parent	12,725	(163,628)	(34,844)
Effect of dilutive ordinary shares	(38,523)	—	—
Numerator – Diluted earnings per share	(25,798)	(163,628)	(34,844)

Denominator – Diluted earnings per share:
Number of ordinary shares used for basic earnings per share	527,818,648	338,953,141	89,424,476
Weighted average effect of dilutive ordinary shares	27,457,163	—	—
Weighted average number of diluted ordinary shares outstanding	555,275,811	338,953,141	89,424,476
Loss per share – diluted (£)	(0.05)	(0.48)	(0.39)
For the year ended December 31, 2021, the effect of dilutive ordinary shares, net of current year tax charge, is related to Company’s outstanding warrants. For the years ended December 31, 2020 and 2019, share options, convertible loan notes and warrants were considered to be anti-dilutive as they would have decreased the loss per share and were therefore excluded from the calculation of diluted loss per share. Therefore, the weighted average shares outstanding used to calculate both the basic and diluted per share was the same.